Loans (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Disclosure of Loans and Receivables

$ millions, as at October 31					2023						2022
	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans	Gross amount	Stage 3 allowance	Stages 1 and 2 allowance	Total allowance (3)	Net total	Allowances as a % of gross loans
Residential mortgages (4)	$274,244	$224	$232	$456	$273,788	0.2%	$269,706	$167	$126	$293	$269,413	0.1%
Personal	45,587	181	836	1,017	44,570	2.2	45,429	146	756	902	44,527	2.0
Credit card	18,538	–	685	685	17,853	3.7	16,479	–	784	784	15,695	4.8
Business and government (4)	194,870	667	1,077	1,744	193,126	0.9	188,542	351	743	1,094	187,448	0.6
	$533,239	$1,072	$2,830	$3,902	$529,337	0.7%	$520,156	$664	$2,409	$3,073	$517,083	0.6%

(1)	Loans are net of unearned income of $706 million (2022: $689 million).
(2)	Includes gross loans of $112.6 billion (2022: $111.8 billion) denominated in U.S. dollars and $10.5 billion (2022: $9.8 billion) denominated in other foreign currencies.
(3)	Includes ECL allowances for customers’ liability under acceptances.
(4)	Includes $3 million of residential mortgages (2022: $4 million) and $270 million of business and government loans (2022: $963 million) that are measured and designated at FVTPL.

Summary of Allowance for Credit Losses
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the year ended October 31				2023
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$57	$69	$167	$293
Originations net of repayments and other derecognitions	13	(9)	(32)	(28)
Changes in model	4	5	12	21
Net remeasurement (1)	(62)	159	122	219
Transfers (1)
– to 12-month ECL	97	(96)	(1)	–
– to lifetime ECL performing	(18)	22	(4)	–
– to lifetime ECL credit-impaired	–	(7)	7	–
Provision for (reversal of) credit losses (2)	34	74	104	212
Write-offs (3)	–	–	(33)	(33)
Recoveries	–	–	5	5
Interest income on impaired loans	–	–	(17)	(17)
Foreign exchange and other	(1)	(1)	(2)	(4)
Balance at end of year	$90	$142	$224	$456
Personal
Balance at beginning of year	$137	$656	$146	$939
Originations net of repayments and other derecognitions	43	(62)	(31)	(50)
Changes in model	(1)	–	–	(1)
Net remeasurement (1)	(421)	591	373	543
Transfers (1)
– to 12-month ECL	468	(465)	(3)	–
– to lifetime ECL performing	(53)	63	(10)	–
– to lifetime ECL credit-impaired	–	(73)	73	–
Provision for (reversal of) credit losses (2)	36	54	402	492
Write-offs (3)	–	–	(428)	(428)
Recoveries	–	–	65	65
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	1	(1)	1	1
Balance at end of year	$174	$709	$181	$1,064
Credit card
Balance at beginning of year	$159	$709	$–	$868
Originations net of repayments and other derecognitions	18	(76)	–	(58)
Changes in model	–	–	–	–
Net remeasurement (1)	(493)	684	223	414
Transfers (1)
– to 12-month ECL	553	(553)	–	–
– to lifetime ECL performing	(56)	56	–	–
– to lifetime ECL credit-impaired	–	(229)	229	–
Provision for (reversal of) credit losses (2)	22	(118)	452	356
Write-offs (3)	–	–	(572)	(572)
Recoveries	–	–	120	120
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$181	$591	$–	$772
Business and government
Balance at beginning of year	$335	$490	$351	$1,176
Originations net of repayments and other derecognitions	21	(19)	(33)	(31)
Changes in model	(2)	11	–	9
Net remeasurement (1)(4)	(230)	583	619	972
Transfers (1)
– to 12-month ECL	205	(199)	(6)	–
– to lifetime ECL performing	(36)	52	(16)	–
– to lifetime ECL credit-impaired	–	(72)	72	–
Provision for (reversal of) credit losses (2)	(42)	356	636	950
Write-offs (3)	–	–	(316)	(316)
Recoveries	–	–	23	23
Interest income on impaired loans	–	–	(47)	(47)
Foreign exchange and other	1	18	20	39
Balance at end of year	$294	$864	$667	$1,825
Total ECL allowance (5)	$739	$2,306	$1,072	$4,117
Comprises:
Loans	$650	$2,180	$1,072	$3,902
Undrawn credit facilities and other off-balance sheet exposures (6)	89	126	–	215

(1)
Transfers represent stage movements of prior year ECL allowances to the current year stage classification. Net remeasurement represents the current year change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the year.

(2)
Provision for (reversal of) credit losses for loans, and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our consolidated statement of income.

(3)
We generally continue to pursue collection on the amounts that were written off. The degree of collection efforts varies from one jurisdiction to another, depending on the local regulations and original agreements with customers.

(4)	Includes the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.
(5)
See Note 4 for the ECL allowance on debt securities measured at FVOC
I a
nd amortized cost. The ECL allowances for other financial assets classified at amortized cost were immaterial as at October 31, 2023 and October 31, 2022 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(6)	Included in Other liabilities on our consolidated balance sheet.
(7)	Includes ECL allowances of $63 million recognized immediately after the acquisition of the Canadian Costco credit card portfolio on March 4, 2022.

$ millions, as at or for the year ended October 31				2022
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of year	$59	$63	$158	$280
Originations net of repayments and other derecognitions	17	(7)	(25)	(15)
Changes in model	(4)	(1)	–	(5)
Net remeasurement (1)	(89)	85	85	81
Transfers (1)
– to 12-month ECL	82	(77)	(5)	–
– to lifetime ECL performing	(9)	16	(7)	–
– to lifetime ECL credit-impaired	(1)	(12)	13	–
Provision for (reversal of) credit losses (2)	(4)	4	61	61
Write-offs (3)	–	–	(47)	(47)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(16)	(16)
Foreign exchange and other	2	2	9	13
Balance at end of year	$57	$69	$167	$293
Personal
Balance at beginning of year	$150	$547	$106	$803
Originations net of repayments and other derecognitions	37	(55)	(14)	(32)
Changes in model	1	19	–	20
Net remeasurement (1)	(349)	500	195	346
Transfers (1)
– to 12-month ECL	336	(333)	(3)	–
– to lifetime ECL performing	(40)	52	(12)	–
– to lifetime ECL credit-impaired	–	(75)	75	–
Provision for (reversal of) credit losses (2)	(15)	108	241	334
Write-offs (3)	–	–	(274)	(274)
Recoveries	–	–	69	69
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	2	1	8	11
Balance at end of year	$137	$656	$146	$939
Credit card
Balance at beginning of year	$136	$517	$–	$653
Originations net of repayments and other derecognitions (7)	76	(38)	–	38
Changes in model	–	–	–	–
Net remeasurement (1)	(437)	747	150	460
Transfers (1)
– to 12-month ECL	436	(436)	–	–
– to lifetime ECL performing	(52)	52	–	–
– to lifetime ECL credit-impaired	–	(133)	133	–
Provision for (reversal of) credit losses (2)	23	192	283	498
Write-offs (3)	–	–	(397)	(397)
Recoveries	–	–	114	114
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of year	$159	$709	$–	$868
Business and government
Balance at beginning of year	$277	$449	$508	$1,234
Originations net of repayments and other derecognitions	41	(12)	(34)	(5)
Changes in model	30	(4)	–	26
Net remeasurement (1)	(95)	89	149	143
Transfers (1)
– to 12-month ECL	98	(91)	(7)	–
– to lifetime ECL performing	(34)	38	(4)	–
– to lifetime ECL credit-impaired	(1)	(7)	8	–
Provision for (reversal of) credit losses (2)	39	13	112	164
Write-offs (3)	–	–	(312)	(312)
Recoveries	–	–	33	33
Interest income on impaired loans	–	–	(15)	(15)
Foreign exchange and other	19	28	25	72
Balance at end of year	$335	$490	$351	$1,176
Total ECL allowance (5)	$688	$1,924	$664	$3,276
Comprises:
Loans	$600	$1,809	$664	$3,073
Undrawn credit facilities and other off-balance sheet exposures (6)	88	115	–	203
See previous page for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses
The following table provides the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at October 31, 2023	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	0.6%	1.9%	2.0%	2.7%	(0.7)%	1.3%
United States	0.9%	1.7%	3.0%	3.1%	(0.8)%	0.9%
Unemployment rate
Canada (2)	6.1%	5.8%	5.3%	5.4%	7.1%	6.9%
United States	4.1%	4.0%	3.2%	3.2%	5.4%	4.9%
Canadian Housing Price Index growth (2)	0.8%	3.0%	4.4%	5.4%	(7.8)%	0.4%
S&P 500 Index growth rate	5.5%	5.9%	12.5%	11.1%	(2.5)%	(0.5)%
Canadian household debt service ratio	15.5%	14.8%	14.9%	14.5%	16.1%	15.0%
West Texas Intermediate Oil Price (US$)	$84	$76	$97	$110	$70	$58

(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

	Base case		Upside case		Downside case
As at October 31, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	0.8%	1.5%	3.9%	2.8%	(0.6)%	1.0%
United States	0.7%	1.3%	2.9%	3.0%	(2.1)%	0.4%
Unemployment rate
Canada (2)	5.5%	5.9%	4.9%	5.6%	6.0%	6.8%
United States	4.0%	4.2%	3.3%	3.3%	5.6%	5.1%
Canadian Housing Price Index growth (2)	(2.5)%	1.9%	10.1%	6.6%	(13.1)%	(5.2)%
S&P 500 Index growth rate	(1.4)%	6.0%	6.3%	12.1%	(13.4)%	(1.3)%
Canadian household debt service ratio	15.5%	15.1%	14.4%	14.5%	15.9%	15.2%
West Texas Intermediate Oil Price (US$)	$92	$81	$119	$107	$76	$56
See above for footnote references.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on our risk management PD bands for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of the MD&A for details on the CIBC risk categories.
Loans
(1)

$ millions, as at October 31				2023				2022
	Stage 1	Stage 2	Stage 3 (2)(3)	Total	Stage 1	Stage 2	Stage 3 (2)(3)	Total
Residential mortgages
– Exceptionally low	$150,022	$14,999	$–	$165,021	$174,749	$140	$–	$174,889
– Very low	74,149	9,107	–	83,256	53,795	498	–	54,293
– Low	10,817	5,112	–	15,929	24,200	6,816	–	31,016
– Medium	322	4,980	–	5,302	261	4,927	–	5,188
– High	–	1,100	–	1,100	–	906	–	906
– Default	–	–	585	585	–	–	374	374
– Not rated	2,630	219	202	3,051	2,604	214	222	3,040
Gross residential mortgages (4)(5)(6)	237,940	35,517	787	274,244	255,609	13,501	596	269,706
ECL allowance	90	142	224	456	57	69	167	293
Net residential mortgages	237,850	35,375	563	273,788	255,552	13,432	429	269,413
Personal
– Exceptionally low	18,785	3	–	18,788	18,943	1	–	18,944
– Very low	4,389	12	–	4,401	6,119	5	–	6,124
– Low	11,031	4,311	–	15,342	9,117	4,953	–	14,070
– Medium	1,165	3,062	–	4,227	934	3,084	–	4,018
– High	211	1,624	–	1,835	266	1,089	–	1,355
– Default	–	–	214	214	–	–	175	175
– Not rated	723	24	33	780	657	34	52	743
Gross personal (5)(6)	36,304	9,036	247	45,587	36,036	9,166	227	45,429
ECL allowance	141	695	181	1,017	115	641	146	902
Net personal	36,163	8,341	66	44,570	35,921	8,525	81	44,527
Credit card
– Exceptionally low	4,279	–	–	4,279	3,151	–	–	3,151
– Very low	1,061	–	–	1,061	1,042	–	–	1,042
– Low	6,642	35	–	6,677	6,936	597	–	7,533
– Medium	2,626	2,953	–	5,579	992	2,927	–	3,919
– High	6	777	–	783	–	682	–	682
– Default	–	–	–	–	–	–	–	–
– Not rated	153	6	–	159	145	7	–	152
Gross credit card (6)	14,767	3,771	–	18,538	12,266	4,213	–	16,479
ECL allowance	166	519	–	685	143	641	–	784
Net credit card	14,601	3,252	–	17,853	12,123	3,572	–	15,695
Business and government
– Investment grade	99,322	512	–	99,834	87,184	404	–	87,588
– Non-investment grade	91,920	7,190	–	99,110	101,889	6,457	–	108,346
– Watch list	101	4,478	–	4,579	66	2,971	–	3,037
– Default	–	–	1,956	1,956	–	–	920	920
– Not rated	192	15	–	207	208	17	–	225
Gross business and government (4)(7)(8)	191,535	12,195	1,956	205,686	189,347	9,849	920	200,116
ECL allowance	253	824	667	1,744	285	458	351	1,094
Net business and government	191,282	11,371	1,289	203,942	189,062	9,391	569	199,022
Total net amount of loans	$479,896	$58,339	$1,918	$540,153	$492,658	$34,920	$1,079	$528,657

(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $22 million (2022: $24 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $20 million were recognized as at October 31, 2023 (2022: $15 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at October 31, 2023 and October 31, 2022. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $13 million (2022: $24 million), which were included in Other assets on our consolidated balance sheet.
(3)	As at October 31, 2023, 93% (2022: 84%) of stage 3 impaired loans were either fully or partially collateralized.
(4)	Includes $3 million (2022: $4 million) of residential mortgages and $270 million (2022: $963 million) of business and government loans that are measured and designated at FVTPL.
(5)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a SICR has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(6)	The October 31, 2023 amounts include the impact of a change in credit score provider applied in the second quarter of 2023 for our Canadian retail loans.
(7)	Includes customers’ liability under acceptances of $10,816 million (2022: $11,574 million).
(8)	The October 31, 2023 amounts include the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at October 31				2023				2022
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$159,254	$7	$–	$159,261	$149,286	$6	$–	$149,292
– Very low	15,367	26	–	15,393	14,461	51	–	14,512
– Low	10,723	1,405	–	12,128	10,844	2,412	–	13,256
– Medium	1,256	986	–	2,242	522	1,402	–	1,924
– High	118	763	–	881	155	682	–	837
– Default	–	–	37	37	–	–	39	39
– Not rated	506	6	–	512	484	8	–	492
Gross retail (1)	187,224	3,193	37	190,454	175,752	4,561	39	180,352
ECL allowance	48	86	–	134	38	83	–	121
Net retail	187,176	3,107	37	190,320	175,714	4,478	39	180,231
Business and government
– Investment grade	147,206	361	–	147,567	119,069	121	–	119,190
– Non-investment grade	56,707	2,097	–	58,804	64,446	2,540	–	66,986
– Watch list	7	1,000	–	1,007	15	571	–	586
– Default	–	–	161	161	–	–	69	69
– Not rated	614	30	–	644	575	26	–	601
Gross business and government (2)	204,534	3,488	161	208,183	184,105	3,258	69	187,432
ECL allowance	41	40	–	81	50	32	–	82
Net business and government	204,493	3,448	161	208,102	184,055	3,226	69	187,350
Total net undrawn credit facilities and other off-balance sheet exposures	$391,669	$6,555	$198	$398,422	$359,769	$7,704	$108	$367,581

(1)	The 2023 amounts include the impact of a change in credit score provider applied in the second quarter of 2023 for our Canadian retail loans.
(2)	The 2023 amounts include the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

Schedule of Net Interest Income After Provision for Credit Losses

$ millions, for the year ended October 31	2023	2022
Interest income	$45,019	$22,179
Interest expense	32,194	9,538
Net interest income	12,825	12,641
Provision for (reversal of) credit losses	2,010	1,057
Net interest income after provision for credit losses	$10,815	$11,584